Other Comprehensive Income, Components of Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment securities:
Net unrealized gains (losses) arising during the period, Before tax	$ (7,661)	$ 5,143	$ (588)
Net unrealized gains (losses) arising during the period, Tax effect	2,981	(1,921)	359
Net unrealized gains (losses) arising during the period, Net of tax	(4,680)	3,222	(229)
Reclassification of net (gains) losses to net income, Before tax	(285)	(271)	(696)
Reclassification of net (gains) losses to net income, Tax effect	107	102	262
Reclassification of net (gains) losses to net income, Net of tax	(178)	(169)	(434)
Net change, Before tax	(7,946)	4,872	(1,284)
Net change, Tax effect	3,088	(1,819)	621
Net change, Net of tax	(4,858)	3,053	(663)
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period, Before tax	(32)	52	190
Net unrealized gains (losses) arising during the period, Tax effect	12	(12)	(85)
Net unrealized gains (losses) arising during the period, Net of tax	(20)	40	105
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(296)	(388)	(571)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	107	147	217
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	(189)	(241)	(354)
Net change, Before tax	(328)	(336)	(381)
Net change, Tax effect	119	135	132
Net change, Net of tax	(209)	(201)	(249)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period, Before tax	1,533	(775)	(1,079)
Net actuarial gains (losses) arising during the period, Tax effect	(578)	290	411
Net actuarial gains (losses) arising during the period, Net of tax	955	(485)	(668)
Amortization of net actuarial loss, Before tax	151	141	92
Amortization of net actuarial loss, Tax effect	(57)	(53)	(35)
Amortization of net actuarial loss, Net of tax	94	88	57
Settlements and other, Before tax	125	3	7
Settlements and other, Tax effect	(46)	(1)	(3)
Settlements and other, Net of tax	79	2	4
Reclassification to net periodic benefit costs, Before tax	276	144	99
Reclassification to net periodic benefit costs, Tax effect	(103)	(54)	(38)
Reclassification to net periodic benefit costs, Net of tax	173	90	61
Net change, Before tax	1,809	(631)	(980)
Net change, Tax effect	(681)	236	373
Net change, Net of tax	1,128	(395)	(607)
Foreign currency translation adjustments:
Net unrealized losses arising during the period, Before tax	(44)	(6)	(37)
Net unrealized losses arising during the period, Tax effect	(7)	2	13
Net unrealized losses arising during the period, Net of tax	(51)	(4)	(24)
Reclassification of net gains to net income, Before tax	(12)	(10)	0
Reclassification of net gains to net income, Net of tax	(7)	(6)	0
Net change, Before tax	(56)	(16)	(37)
Net change, Tax effect	(2)	6	13
Net change, Net of tax	(58)	(10)	(24)
Other comprehensive income (loss), Before tax	(6,521)	3,889	(2,682)
Other Comprehensive Income (Loss), Tax effect	2,524	(1,442)	1,139
Other comprehensive income (loss), Net of tax	(3,997)	2,447	(1,543)
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax	267	4	(12)
Wells Fargo other comprehensive income (loss), net of tax	(4,264)	2,443	(1,531)
Transfers From Available-For Sale To Held-To-Maturity Portfolio [Member]
Investment securities:
Net unrealized gains (losses) arising during the period, Before tax	46
Interest income on loans [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(426)	(490)	(686)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	156	185	259
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	(270)	(305)	(427)
Interest expense on long-term debt [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	91	96	115
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	(34)	(36)	(42)
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	57	60	73
Salaries expense [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	4	6	0
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	(2)	(2)	0
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	2	4	0
Noninterest income [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	35	0	0
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	(13)	0	0
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	22	0	0
Foreign currency translation adjustments:
Reclassification of net gains to net income, Tax effect	5	4	0
Reclassification of net gains to net income, Net of tax	(7)	6	0
Debt Securities [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	29	128	(54)
Reclassification of net (gains) losses to net income, Tax effect	(11)	(48)	20
Reclassification of net (gains) losses to net income, Net of tax	18	80	(34)
Equity investments [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(314)	(399)	(642)
Reclassification of net (gains) losses to net income, Tax effect	118	150	242
Reclassification of net (gains) losses to net income, Net of tax	$ (196)	$ (249)	$ (400)